Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of right-to-use assets

				Total
	Land and	Motor		Right-of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2024	1,352	495	36	1,883
Additions through business combinations (Note 27)	20	–	–	20
Additions – separately acquired	332	342	18	692
Disposals and other movements	(73)	(140)	(5)	(218)
Exchange adjustments	(43)	(33)	(2)	(78)
At 31 December 2024	1,588	664	47	2,299
Additions through business combinations (Note 27)	1	–	–	1
Additions – separately acquired	362	215	10	587
Disposals and other movements	29	(91)	–	(62)
Exchange adjustments	68	48	4	120
At 31 December 2025	2,048	836	61	2,945
Depreciation and impairment
At 1 January 2024	549	215	19	783
Depreciation charge for the year	183	151	9	343
Impairment charge	7	–	–	7
Disposals and other movements	(71)	(115)	(6)	(192)
Exchange adjustments	(22)	(14)	(1)	(37)
At 31 December 2024	646	237	21	904
Depreciation charge for the year	205	188	11	404
Disposals and other movements	(65)	(93)	2	(156)
Exchange adjustments	29	21	2	52
At 31 December 2025	815	353	36	1,204
Net book value
At 31 December 2024	942	427	26	1,395
At 31 December 2025	1,233	483	25	1,741

Schedule of the present value of lease liabilities

	2025	2024
	$m	$m
The present value of lease liabilities is as follows:
Within one year	(382)	(339)
Later than one year and not later than five years	(991)	(825)
Later than five years	(430)	(288)
Total lease liabilities	(1,803)	(1,452)